Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2013 item segment	Dec. 31, 2012 item	May 31, 2012 2010 Plan [Member]	Dec. 31, 2013 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	Dec. 31, 2012 A-320-200 [Member] item	Dec. 31, 2012 B-737-500 [Member] item	Dec. 31, 2011 B-737-500 [Member] item	Dec. 31, 2013 A-319-100 [Member]	Dec. 31, 2012 B-737-500 And A320-200 [Member]	Dec. 31, 2013 Fly ZC Aircraft Holdings LP [Member]	Dec. 28, 2012 BBAM Limited Partnership [Member]	Apr. 29, 2010 BBAM Limited Partnership [Member]	Dec. 31, 2013 Flight Equipment Held for Operating Leases [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of operating and reportable segment	1
Maturity period of highly liquid investments	3 months
Allowances for doubtful accounts	$ 0	$ 0
Lessees on non accrual status	1	2
Percentage of limited partnership interest												57.40%		15.00%
Company sold its interest in BBAM LP, percentage													15.00%
Useful life															25 years
Percentage of residual values															15.00%
Total useful life															25 years
Additional aggregate grants of SAR and RSU			300,000
Number of aircraft for which impairment loss recognized							1	2	2
Aggregate initial grants				1,500,000	1,500,000
Issue of shares				1,500,000		1,500,000
Impairment losses recognized									$ 7,500,000	$ 8,800,000	$ 11,400,000